Condensed financial information of the Company - Additional Information (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2013
Condensed Financial Statements, Captions [Line Items]
Due from subsidiary	$ 181,346,497	$ 338,566,142
Parent Company [Member] | XIN Development Group International Inc [Member]
Condensed Financial Statements, Captions [Line Items]
Due from subsidiary	116,656,089	116,656,089
Loan facility, maximum borrowing amount			$ 50,000,000
Stated spread over variable rate			17.50%
Accrued interest	67,554,210	67,554,210
Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Amounts restricted including paid-in capital and statutory reserves	$ 992,290,000	$ 879,070,803